Income Taxes - Summary of Components of Deferred Tax (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred assets
Tax loss carryforwards - Canada	$ 13,723	$ 8,297	$ 5,821
Property and equipment	2,510	183	98
Deferred financing costs	27	37
Investment tax credits and related pool balance	57	57	57
Other		8
Total Deferred tax assets	21,097	8,730	5,985
Less valuation allowance	(14,433)	(8,601)	(5,836)
Net deferred tax assets	6,664	129	149
Deferred tax liabilities
Plant and equipment	(2,328)
Intangible assets	(289)	(129)	(144)
Deferred financing costs			(5)
Equity portion of convertible senior notes due 2023	(8,471)
Total deferred tax liabilities	(11,088)	(129)	(149)
Net deferred tax liability	(4,424)
U.S. [Member]
Deferred assets
Tax loss carryforwards	4,173
Other Countries [Member]
Deferred assets
Tax loss carryforwards	$ 607	$ 148	$ 9